Leases (Details) - Schedule of Non-Cancellable lease Contract - Office Premises [Member]	Dec. 31, 2023
Minimum [Member]
Leases (Details) - Schedule of Non-Cancellable lease Contract [Line Items]
Lease term	3 years
Maximum [Member]
Leases (Details) - Schedule of Non-Cancellable lease Contract [Line Items]
Lease term	5 years